Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended			120 Months Ended	132 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2012
Operating Activities:
Net loss	$ (1,089,186)	$ (1,517,136)	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)	$ (39,191,803)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,801	6,438	42,835	25,741	30,227	153,989	156,790
Stock-based compensation	45,090	53,751	416,735	450,089	601,438	5,622,161	5,667,251
Change in fair value of warrants liability	(274,207)		319,908			319,908	45,701
(Increase) decrease in:
Interest receivable					12,153
Government grant receivable		134,025	134,025	(134,025)
Prepaid expenses and deposits	(43,606)	(61,735)	(31,272)	(58,074)	39,152	(208,004)	(251,610)
Increase (decrease) in:
Accounts payable	86,395	319,486	158,001	(143,702)	(83,072)	263,934	350,329
Accrued expenses and other liabilities	(28,578)	234,052	365,781	108,889	(1,041,159)	516,033	487,455
Net cash used in operating activities	(1,301,291)	(831,119)	(4,985,049)	(3,757,405)	(7,683,189)	(31,434,596)	(32,735,887)
Investing Activities:
Capital expenditures	(4,981)		(3,620)	(2,867)	(2,298)	(102,826)	(107,807)
Net cash used in investing activities	(4,981)		(3,620)	(2,867)	(2,298)	(102,826)	(107,807)
Financing Activities:
Proceeds from issuance of common stock and warrants, net		2,228,634	5,542,578	1,456,153	3,698,135	33,574,302	33,574,302
Proceeds from issuance of preferred stock, net						3,895,597	3,895,597
Payment of employee withholding tax related to restricted stock units						(3,410)	(3,410)
Net cash provided by financing activities		2,228,634	5,542,578	1,456,153	3,698,135	37,466,489	37,466,489
Net increase (decrease) in cash and cash equivalents	(1,306,272)	1,397,515	553,909	(2,304,119)	(3,987,352)	5,929,067	4,622,795
Cash and cash equivalents - beginning of period	6,029,067	5,475,158	5,475,158	7,779,277	11,766,629	100,000	100,000
Cash and cash equivalents - end of period	4,722,795	6,872,673	6,029,067	5,475,158	7,779,277	6,029,067	4,722,795
Supplemental disclosures of non-cash operating activity
Non-cash incentive received from lessor							52,320
Non-cash investing and financing activities:
Non-cash incentive received from lessor						$ 52,320